Earnings per unit and cash distributions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Partners’ interest in net income		$ 9,400	$ 4,062	$ 22,845	$ 3,022
Less: Dividends paid or to be paid	[1]	(14,441)	(10,971)	(28,878)	(21,938)
Under (over) distributed earnings		(5,041)	(6,909)	(6,033)	(18,916)
Common unit public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Under (over) distributed earnings		$ (2,702)	$ (2,901)	$ (3,233)	$ (7,941)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		17,643	11,042	17,641	11,041
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		17,654	11,044	17,651	11,043
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2]	$ 0.28	$ 0.15	$ 0.68	$ 0.11
Common unit Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Under (over) distributed earnings		$ (324)	$ (555)	$ (388)	$ (1,521)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		2,116	2,116	2,116	2,116
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		2,116	2,116	2,116	2,116
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2],[3]	$ 0.3	$ 0.16	$ 0.71	$ 0.12
Subordinated unit Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Under (over) distributed earnings		$ (2,015)	$ (3,453)	$ (2,412)	$ (9,454)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		13,156	13,156	13,156	13,156
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		13,156	13,156	13,156	13,156
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2],[3]	$ 0.3	$ 0.16	$ 0.71	$ 0.12

[1]	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based on the number of units outstanding at the period end.
[2]	Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, 2018 and 2019, respectively. The phantom units impact the diluted weighted average units outstanding, however, the increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit are the same.
[3]	Includes total amounts attributable to incentive distributions rights of $285,234 and $570,384 for the three and six months ended June 30, 2017, respectively, of which $39,521 and $79,031 were attributed to common units owned by Höegh LNG and $245,713 and $491,353 were attributed to subordinated units owned by Höegh LNG. For the three and six months ended June 30, 2016, includes total amounts attributable to incentive distributions rights of $113,227 and $226,407, respectively, of which $15,688 and $31,370 were attributed to common units owned by Höegh LNG and $97,538 and $195,037 were attributed to subordinated units owned by Höegh LNG.